Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2022	$178,516
2023	32,313
2024	19,023
Total	$229,852